SEGMENT INFORMATION (Tables)	6 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Schedule of operating results group's reporting segments

	Seed and
	integrated	Crop	Crop
Six-month period ended December 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	42,959,645	100,406,986	55,070,802	198,437,433
Royalties	942,756	—	—	942,756
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	588,053	—	—	588,053
Total	44,490,454	100,406,986	55,070,802	199,968,242

Cost of sales	(27,868,376)	(60,663,237)	(28,814,839)	(117,346,452)
Gross profit per segment	16,622,078	39,743,749	26,255,963	82,621,790
% Gross margin	37%	40%	48%	41%

	Seed and
	integrated	Crop	Crop
Six-month period ended December 31, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	53,777,458	127,029,466	75,020,367	255,827,291
Royalties	649,341	—	—	649,341
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	77,353	141,457	119,318	338,128
Total	54,504,152	127,170,923	75,139,685	256,814,760

Cost of sales	(36,216,288)	(81,249,196)	(42,860,834)	(160,326,318)
Gross profit per segment	18,287,864	45,921,727	32,278,851	96,488,442
% Gross margin	34%	36%	43%	38%

	Seed and
	integrated	Crop	Crop
Three-month period ended December 31, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	24,457,718	52,667,290	29,385,133	106,510,141
Royalties	248,970	—	—	248,970
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(78,122)	—	—	(78,122)
Total	24,628,566	52,667,290	29,385,133	106,680,989

Cost of sales	(15,066,349)	(31,637,560)	(14,846,498)	(61,550,407)
Gross profit per segment	9,562,217	21,029,730	14,538,635	45,130,582
% Gross margin	39%	40%	49%	42%

	Seed and
	integrated	Crop	Crop
Three-month period ended December 31, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	32,100,405	71,275,106	36,822,988	140,198,499
Royalties	95,328	—	—	95,328
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(10,491)	(30,661)	(31,633)	(72,785)
Total	32,185,242	71,244,445	36,791,355	140,221,042

Cost of sales	(22,105,907)	(45,065,404)	(21,539,226)	(88,710,537)
Gross profit per segment	10,079,335	26,179,041	15,252,129	51,510,505
% Gross margin	31%	37%	41%	37%